CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 23 — CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash.

As of December 31, 2021, cash balance of HK$1,348,000 (approximately US$173,000) was maintained at financial institutions in Hong Kong and approximately HK$500,000 were insured by the Hong Kong Deposit Protection Board. As of December 31, 2021, HK$27,098,000 (US$3,474,000) were deposited with financial institutions located in the PRC. These balances are not covered by insurance. As of December 31, 2022, cash balance of HK$6,024,000 (approximately US$773,000) was maintained at financial institutions in Hong Kong and approximately HK$500,000 were insured by the Hong Kong Deposit Protection Board. As of December 31, 2022, HK$23,211,000 (US$2,976,000) were deposited with financial institutions located in the PRC. These balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Foreign Currency Risk

The Group has transactional currency exposures. Such exposures arise from financial instruments such as trade and note receivables and cash and bank balances by operating units in currencies other than the units’ functional currencies. A majority of the Group’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Significant transactions of the Group are denominated in RMB which is different from the functional currency of the Group, and therefore the Group is exposed to foreign currency risk. Management considers that there is or may be significant foreign currency risk arising from the Group’s monetary assets denominated in RMB.

The Group currently does not have a foreign currency hedging policy. However, the management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.

Customer risk

Details of the customers accounting for 10% or more of total revenues are as follows:

	For the year ended December 31,
	2020		2021		2022
	HK$’000		HK$’000		HK$’000
Customer A	67,224	17%	111,482	29%	59,378	17%
Customer B	71,301	18%	96,080	25%	35,966	11%
	138,525	35%	207,562	54%	95,344	28%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2021		2022
	HK$’000		HK$’000
Customer A	46,196	25%	-	-
Customer B	23,043	13%	15,325	10%
	69,239	38%	15,325	10%

Supplier risk

The Group’s operations are dependent on a limited number of suppliers for its major raw materials. There can be no assurance that the Group will be able to secure the raw materials supply from these suppliers. Any termination or suspension of the supply arrangements, any change in cooperation terms, or the deterioration of cooperation relationships with these suppliers may materially and adversely affect the Group’s results of operations.

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	For the year ended December 31,
	2020		2021		2022
	HK$’000		HK$’000		HK$’000
Supplier A	56,255	34%	67,432	35%	81,646	59%
Supplier B	-	-	29,434	15%	476	0%
Supplier C	28,402	17%	9,118	5%	35,645	26%
Supplier E	24,220	15%	2,273	1%	-	-
Supplier F	23,154	14%	49,665	26%	6,645	5%
	132,031	81%	157,922	82%	124,412	90%

Details of the suppliers accounting for 10% or more of account payable are as follows:

	As of December 31,
	2021		2022
	HK$’000		HK$’000
Supplier D	2,194	25%	2,008	15%
Supplier G	-	-	7,997	60%
Supplier H	1,622	18%	-	-
Customer I	1,103	12%	-	-
	4,919	55%	10,005	75%